Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other items from operating activities
Gains on disposal of assets	$ 670	$ 1,041	$ 2,784
Foreign exchange gains	238	252	785
Other	255	545	242
Other income	1,163	1,838	3,811
Losses on disposals of assets	(56)	(111)	(186)
Foreign exchange losses	(463)	(444)
Amortisation of other intangible assets (excl. mineral interests)	(266)	(225)	(192)
Other	(407)	(493)	(656)
Other expense	(1,192)	(1,273)	(1,034)
Restructuring charges	96	179	64
Revaluation of non-consolidated shares at fair value	$ 94
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates		$ 77	$ 172
Gina Krog field in Norway
Other items from operating activities
Percentage of interest in joint operation sold			15.00%